Project Summit - Restructuring Charges (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended			27 Months Ended
	Oct. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 0	$ 39,811,000		$ 206,426,000	$ 194,396,000	$ 48,597,000	$ 449,419,000
Project Summit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 450,000,000	$ 0	39,811,000	$ 48,597,000	206,426,000	194,396,000
EMPLOYEE SEVERANCE COSTS
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					22,809,000	47,349,000	20,850,000	91,008,000
EMPLOYEE SEVERANCE COSTS | Project Summit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			3,808,000	20,850,000	22,809,000	47,349,000
PROFESSIONAL FEES AND OTHER
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					183,617,000	147,047,000	$ 27,747,000	$ 358,411,000
PROFESSIONAL FEES AND OTHER | Project Summit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 36,003,000	$ 27,747,000	$ 183,617,000	$ 147,047,000